Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income
Loans, including fees	$ 15,406	$ 17,171
Taxable securities	2,377	2,564
Tax exempt securities	1,486	1,155
FHLB stock	99	79
Other interest income	23	11
Total interest and dividend income	19,391	20,980
Interest expense
Deposits	3,916	4,679
Federal Home Loan Bank advances	1,467	2,096
Subordinated debentures	281	281
FDIC guaranteed unsecured borrowings	201	201
Federal funds purchased and other short-term borrowings	6	11
Total interest expense	5,871	7,268
Net interest income	13,520	13,712
Provision for loan losses	1,137	3,472
Net interest income after provision for loan losses	12,383	10,240
Noninterest income
Service charges on deposits	530	728
ATM and debit card fees	391	367
Trust fees		6
Earnings on life insurance, net	397	381
Net gains on mortgage banking activities	676	814
Loan servicing fees, net	26	29
Net gains on securities	627	1,063
Net losses on sales of other assets	(374)	(168)
Bank owned life insurance death benefit		5
Other income	374	480
Total noninterest income	2,647	3,705
Noninterest expense
Salaries and employee benefits	6,103	5,823
Occupancy and equipment	1,789	1,797
Data processing	445	461
Advertising	219	196
Bank examination fees	479	537
Amortization of intangibles	201	264
Collection and other real estate owned	153	133
FDIC insurance	410	437
Other expenses	1,253	1,161
Total noninterest expense	11,052	10,809
Income before income taxes	3,978	3,136
Income tax expense	736	545
Net income	$ 3,242	$ 2,591
Earnings per share (Note 21):
Basic	$ 0.73	$ 0.58
Diluted	$ 0.73	$ 0.58